LEASES - Lease Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Operating lease right of use assets	$ 407.4	$ 306.1	$ 853.9
Finance lease assets	81.3	24.2		$ 0.0
Operating Lease Liability, Current	230.7	151.2
Lease, Right of Use Asset	1,100.4	980.6
Long-term lease obligations	786.6	804.0
Current finance lease liabilities	12.8	6.5
Long-term finance lease liabilities	70.0	18.4
Lease Liability	1,100.1	980.1
Lease with Affiliate [Member]
Operating lease right of use assets	611.7	650.3	$ 604.4
Operating Lease Liability, Current	82.2	79.2
Long-term lease obligations	529.4	571.1
Third Party Lease [Member]
Operating Lease Liability, Current	148.5	72.0
Long-term lease obligations	257.2	232.9
Long-term finance lease liabilities	$ 70.0	$ 18.4